Retirement and Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Changes in Projected Benefit Obligations, Fair Value of Plan Assets, and Funded Status of Plan [Table Text Block]
The following tables set forth the change in benefit obligation, change in plan assets, funded status and amounts recognized on the Consolidated Balance Sheets for the defined benefit pension plans for 2014:

Change in benefit obligation:	Pension	Postretirement
Benefit obligation as of December 31, 2013	$—	$—
Service cost	10.2	1.1
Interest cost	33.3	6.5
Actuarial (gains) losses	131.2	16.4
Employee contributions	—	—
Benefits paid	(44.2)	(12.9)
Liabilities assumed from separation	1,134.8	232.2
Foreign currency translation adjustment	(7.8)	—
Benefit obligation as of December 31, 2014	$1,257.5	$243.3

Change in plan assets:	Pension	Postretirement
Fair value of plan assets as of December 31, 2013	$—	$—
Actual return on plan assets	87.5	5.0
Employee contributions	—	—
Company contributions / payments	0.3	20.4
Benefits paid	(44.2)	(12.9)
Assets received from separation	1,193.6	130.1
Foreign currency translation adjustment	(7.9)	—
Fair value of plan assets as of December 31, 2014	1,229.3	142.6
Funded status as of December 31, 2014	($28.2)	($100.7)

Accumulated Benefit Obligation	$1,218.7	$243.3

Schedule of Amounts Recognized in Balance Sheet [Table Text Block]
Amounts recognized on the balance sheet at December 31, 2014, for TimkenSteel’s pension and postretirement benefit plans include:

	Pension	Postretirement
Non-current assets	$8.0	$—
Current liabilities	(0.4)	(17.4)
Non-current liabilities	(35.8)	(83.3)
	($28.2)	($100.7)

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
Included in accumulated other comprehensive loss at December 31, 2014, were the following before-tax amounts that had not been recognized in net periodic benefit cost:

	Pension	Postretirement
Unrecognized net actuarial loss	$433.8	$20.0
Unrecognized prior service cost	2.7	3.4
	$436.5	$23.4

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year [Table Text Block]
The change in plan assets and benefit obligations before tax recognized in accumulated other comprehensive loss for the year ended December 31, 2014 was as follows:

	Pension	Postretirement
Net actuarial loss	$94.7	$15.8
Recognized net actuarial loss	(18.1)	—
Recognized prior service cost	(0.5)	(0.6)
Net transfer from Timken	361.8	8.2
Foreign currency translation adjustment	(1.4)	—
	$436.5	$23.4
Amounts expected to be amortized from accumulated other comprehensive loss and included in total net periodic benefit cost during the year ended December 31, 2015, are as follows:

	Pension	Postretirement
Net actuarial loss	$32.8	$0.1
Prior service cost	0.6	1.1
	$33.4	$1.2

Schedule of Assumptions Used [Table Text Block]
The weighted-average assumptions used in determining benefit obligation as of December 31, 2014 were as follows:

Assumptions:	Pension	Postretirement
Discount rate	4.21%	4.05%
Future compensation assumption	3.09%	n/a
The weighted-average assumptions used in determining benefit cost for the year ended December 31, 2014 were as follows:

Assumptions:	Pension	Postretirement
Discount rate	4.65%	4.33%
Future compensation assumption	3.11%	n/a
Expected long-term return on plan assets	7.23%	5.00%

Schedule of Net Benefit Costs [Table Text Block]
The components of net periodic benefit cost for the years ended December 31, 2014, 2013 and 2012 were as follows:

	Pension			Postretirement
	Years Ended December 31,			Years Ended December 31,
Components of net periodic benefit cost:	2014	2013	2012	2014	2013	2012
Service cost	$10.2	$—	$—	$1.1	$—	$—
Interest cost	33.3	—	—	6.5	—	—
Expected return on plan assets	(51.0)	—	—	(4.4)	—	—
Amortization of prior service cost	0.5	—	—	0.6	—	—
Amortization of net actuarial loss	18.1	—	—	—	—	—
Allocated benefit cost from Timken	5.2	23.8	19.0	2.2	6.4	9.0
Net Periodic Benefit Cost	$16.3	$23.8	$19.0	$6.0	$6.4	$9.0

Schedule of Allocation of Plan Assets [Table Text Block]
The following table presents the fair value hierarchy for those investments of TimkenSteel’s pension assets measured at fair value on a recurring basis as of December 31, 2014:

	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$51.8	$0.5	$51.3	$—
Government and agency securities	298.9	283.7	15.2	—
Corporate bonds - investment grade	133.8	—	133.8	—
Equity securities - U.S. companies	80.4	80.4	—	—
Equity securities - international companies	70.1	70.1	—	—
Common collective funds - domestic equities	52.6	—	52.6	—
Common collective funds - international equities	93.3	—	93.3	—
Common collective funds - fixed income	240.3	—	240.3	—
Common collective funds - other	20.6	—	20.6	—
Mutual funds - real estate	34.2	34.2	—	—
Mutual funds - other	40.0	—	40.0	—
Real estate partnerships	56.3	—	56.3	—
Risk parity (1)	57.0	—	57.0	—
Total Assets	$1,229.3	$468.9	$760.4	$—
(1) Investments in multi-asset risk parity strategy funds with holdings in domestic and international debt and equity securities, commodities, real estate, and derivative investments.

The following table presents the fair value hierarchy for those investments of TimkenSteel’s postretirement assets measured at fair value on a recurring basis as of December 31, 2014:

	Total	Level 1	Level 2	Level 3
Assets:
Cash and cash equivalents	$2.2	$—	$2.2	$—
Common collective funds - domestic equities	21.9	—	21.9	—
Common collective funds - international equities	11.0	—	11.0	—
Common collective funds - fixed income	93.4	—	93.4	—
Risk parity (1)	14.1	—	14.1	—
Total Assets	$142.6	$—	$142.6	$—
(1) Investments in multi-asset risk parity strategy funds with holdings in domestic and international debt and equity securities, commodities, real estate, and derivative investments.

Schedule of Expected Benefit Payments [Table Text Block]
Future benefit payments are expected to be as follows:

		Postretirement
Benefit Payments:	Pension	Gross	Medicare Part D Subsidy Receipts
2015	$74.2	$21.2	$0.9
2016	75.6	20.7	0.9
2017	75.7	20.0	1.0
2018	83.8	19.5	1.1
2019	76.6	18.7	1.2
2020-2024	383.7	81.9	6.8

Defined Contribution Plan
Prior to the spinoff, substantially all of TimkenSteel’s employees in the United States and employees at certain foreign locations participated in defined contribution retirement and savings plans sponsored by Timken. TimkenSteel recorded expense primarily related to employer matching contributions to these defined contribution plans of $4.7 million in 2014, $3.8 million in 2013 and $3.9 million in 2012.